HEDGE ACCOUNTING - Cash flow hedges (Details) $ in Thousands, $ in Millions	Dec. 31, 2023 USD ($) contract	Dec. 31, 2023 COP ($) contract	Dec. 31, 2022 USD ($) contract	Dec. 31, 2022 COP ($) contract
Disclosure of detailed information about hedging instruments [line items]
Hedging derivatives, liabilities		$ (217,566)		$ (3,568)
Hedging derivatives		$ 48,662		$ 20,854
Cash flow hedges
Disclosure of detailed information about hedging instruments [line items]
Income in Thousands of U.S. dollar forecasted	$ 643,670		$ 127,695
Notional amount contracts forward U.S. dollars	420,670		126,921
% hedged	86.00%	86.00%	88.00%	88.00%
Hedging derivatives, liabilities		$ (59,715)
Hedging derivatives				$ 61,142
# of contracts | contract	46	46	161	161